Consolidated Statements of Operations and Comprehensive Loss (Income) CAD in Thousands	12 Months Ended
	Dec. 31, 2015 CAD CAD / shares	Dec. 31, 2014 CAD CAD / shares	Dec. 31, 2013 CAD CAD / shares
Income Statement [Abstract]
Revenue	CAD 281,282	CAD 471,777	CAD 470,484
Project costs	119,568	216,342	180,348
Equipment costs	89,784	161,108	207,906
Depreciation	40,040	42,927	36,491
Gross profit	31,890	51,400	45,739
General and administrative expenses	26,298	33,462	39,901
Loss on disposal of plant and equipment	917	2,777	3,033
Gain (loss) on disposal of assets held for sale (note 8)	(152)	(86)	2,212
Amortization of intangible assets (note 11(b))	1,990	3,648	3,276
Operating income (loss) before the undernoted	2,837	11,599	(2,683)
Interest expense (note 20)	9,880	12,235	21,697
Foreign exchange (gain) loss	(35)	38	(156)
Unrealized gain on derivative financial instruments	0	0	(6,551)
Loss on debt extinguishment (note 13(c))	576	54	6,476
Loss from continuing operations before income taxes	(7,584)	(728)	(24,149)
Income tax expense (benefit) (note 9):
Current	0	(92)	(2,438)
Deferred	(114)	61	(3,664)
Net loss from continuing operations	(7,470)	(697)	(18,047)
(Loss) income from discontinued operations, net of tax (note 21)	0	(472)	87,231
Net (loss) income	(7,470)	(1,169)	69,184
Other comprehensive income
Unrealized foreign currency translation gain	0	0	27
Comprehensive (loss) income	CAD (7,470)	CAD (1,169)	CAD 69,211
Per share information from continuing operations
Net loss - basic & diluted (in CAD per share) | CAD / shares	CAD (0.23)	CAD (0.02)	CAD (0.50)
Per share information from discontinued operations
Net (loss) income - - basic (in CAD per share) | CAD / shares	0.00	(0.01)	2.41
Net (loss) income - diluted (in CAD per share) | (per share)	0.00	(0.01)	2.39
Per share information
Net (loss) income - basic (in CAD per share) | CAD / shares	(0.23)	(0.03)	1.91
Net (loss) income - diluted (in CAD per share) | (per share)	(0.23)	(0.03)	1.89
Cash dividend per share (in CAD per share) | CAD / shares	CAD 0.08	CAD 0.08	CAD 0.00